Business Combination	3 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 4. Business Combination

Successor

Business Combination

On February 19, 2019, the Company consummated the Business Combination, pursuant to which it acquired each of Bonfire, CityBase, eCivis, Open Counter, Questica, and Sherpa. In connection with the closing of the Business Combination (the “Closing”), pursuant to the GTY Agreement between the Company, GTY Cayman, and GTY Technology Merger Sub, Inc. (“GTY Merger Sub”), merged with and into GTY Cayman, with GTY Cayman surviving the merger as a direct, wholly-owned subsidiary of the Company, and in connection therewith the Company changed its name from GTY Govtech, Inc. to GTY Technology Holdings Inc. This acquisition qualifies as a business combination under ASC 805. Accordingly, the Company recorded all assets acquired and liabilities assumed at their acquisition-date fair values, with any excess recognized as goodwill.

Bonfire Acquisition

Under the Bonfire Agreement, at Closing, the Company acquired Bonfire for aggregate consideration of approximately $48.0 million in cash and 2,156,014 shares of Company common stock (valued at $10.00 per share) and 2,161,741 shares of Bonfire Exchangeco, each of which is exchangeable for shares of Company common stock on a one-for-one basis at any time of the holder’s choosing. Of the shares issued to Bonfire Holders, 2,008,283 shares of Company common stock and 2,093,612 exchangeable shares in the capital stock of Bonfire Exchangeco are subject to transfer restrictions for one year, which such transfer restrictions may be lifted earlier if, subsequent to the Closing, (i) the last sale price of the Company common stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after Closing, or (ii) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of its shareholders having the right to exchange their shares of Company common stock for cash, securities or other property. In addition, approximately $3.1 million in cash and 690,000 shares of Company common stock were deposited into escrow for a period of up to one year to cover certain indemnification obligations of the Bonfire Holders.

Additionally, in accordance with the Bonfire Agreement, 1,218,937 unvested options to purchase shares of Bonfire common stock were converted into 408,667 options to purchase shares of Company common stock.

CityBase Acquisition

Under the CityBase Agreement, at Closing, the Company acquired CityBase for aggregate consideration of approximately $62.2 million in cash and 3,155,961 shares of Company common stock (valued at $10.00 per share). Each CityBase Holder may elect to have their shares subject to transfer restrictions for up to one year or to have their shares subject to redemption at the Company’s option for a promissory note in an amount equal to $10.00 per share redeemed, which note would bear interest at a rate of 8% per annum in the first year after issuance and 10.0% per annum thereafter (subject to an increase of 1% for each additional 6 months that has elapsed without full payment of such note(s)) (which option must be exercised within 90 days after the Closing). Prior to the consummation of the Business Combination, the CityBase Holders agreed to purchase 380,937 Class A Ordinary Shares of GTY Cayman with the proceeds they would have otherwise received from the closing of the CityBase Transaction, which resulted in an approximate $3.8 million reduction to the amount of cash payable to the CityBase Holders. In addition, approximately $2.1 million in cash and 1,000,000 shares of Company common stock were deposited into escrow for a period of up to one year to cover certain indemnification obligations of the CityBase Holders.

eCivis Acquisition

Under the eCivis Agreement and the eCivis Letter Agreement, at Closing, the Company acquired eCivis for aggregate consideration of approximately $14.0 million in cash and 2,883,433 shares of Company common stock (valued at $10.00 per share) (including 703,631 shares of Company common stock which are redeemable for cash at any time in the sole discretion of the Company for a price of $10.00 per share). The shares not subject to a redemption right are subject to transfer restrictions for one year, which such transfer restrictions may be lifted earlier if, subsequent to the Closing, (i) the last sale price of the Company common stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after Closing, or (ii) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of its shareholders having the right to exchange their shares of Company common stock for cash, securities or other property. In addition, approximately $3.6 million in cash and 242,200 shares of Company common stock were deposited into escrow for a period of up to one year to cover certain indemnification obligations of the eCivis Holders.

Open Counter Acquisition

Under the Open Counter Agreement and the Open Counter Letter Agreement, at Closing, the Company acquired Open Counter for aggregate consideration of approximately $9.7 million in cash and 1,580,990 shares of Company common stock (valued at $10.00 per share) that were issued to the holders of Open Counter capital stock (the “Open Counter Holders”) (including 100,000 shares of Company common stock which are redeemable for a promissory note at the sole discretion of the Company within seven days of the Closing, which such promissory note would bear interest at a rate of 8% per annum in the first year after issuance and 10.0% per annum thereafter (subject to an increase of 1% for each additional 6 months that has elapsed without full payment of such note(s))). The shares not subject to a redemption right are subject to transfer restrictions for one year, which such transfer restrictions may be lifted earlier if, subsequent to the Closing, (i) the last sale price of the Company common stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after Closing, or (ii) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of its shareholders having the right to exchange their shares of Company common stock for cash, securities or other property. In addition, approximately $1.3 million in cash and 164,554 shares of Company common stock were deposited into escrow for a period of one year to cover certain indemnification obligations of the Open Counter Holders.

Questica Acquisition

Under the Questica Agreement and the Questica Letter Agreement, at Closing, the Company indirectly acquired Questica for aggregate consideration of approximately $44.4 million in cash and an aggregate of 2,600,000 Class A exchangeable shares in the capital stock of Questica Exchangeco
, which is exchangeable into shares of the Company’s Common Stock, and 1,000,000 Class
B shares in the capital stock of Questica Exchangeco, which is not exchangeable into shares of Company common stock, that were issued to the holders of Questica capital stock (the “Questica Holders”).
In accordance with the Questica Shareholder Agreement, dated as of February 12, 2019, by and among the Company and certain Questica Holders (the “Questica Shareholder Agreement”), 500,000 Class C exchangeable shares in the capital stock of Questica Exchangeco may be redeemable at the sole discretion of the Company at any time for $5.0 million plus all accrued and unpaid dividends, and may be exchanged for shares of Company common stock beginning on the sixty-first day following the Closing for a number of shares of Company common stock equal to $5.0 million plus accrued and unpaid dividends divided by the lesser of (i) $10.00 or (ii) the 5-day volume weighted average price (“VWAP”) at the time of exchange. For so long as the Class C exchangeable shares remain outstanding, they accumulate a dividend of 5.0% per annum for the first sixty days following the Closing and 10.0% per annum thereafter. The Class A exchangeable shares in the capital stock of Questica Exchangeco are subject to transfer restrictions for one year, which such transfer restrictions may be lifted earlier if, subsequent to the Closing, (i) the last sale price of the Company common stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after Closing, or (ii) the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of its shareholders having the right to exchange their shares of Company common stock for cash, securities or other property. In addition, approximately $0.1 million in cash and 800,000 of the exchangeable shares described above were deposited into escrow for a period of one year to cover certain indemnification obligations of the Questica Holders.

Sherpa Acquisition

Under the Sherpa Agreement and the Sherpa Letter Agreement, at Closing, the Company indirectly acquired Sherpa for aggregate consideration of approximately $4.2 million in cash and 100,000 shares of Company common stock (valued at $10.00 per share) all of which are redeemable for a promissory note bearing interest equal to 5.5% per annum in the first year subsequent to issuance and 8.0% per annum thereafter at the sole discretion of the Company within seven days of the Closing. In addition, approximately $0.9 million in cash was deposited into escrow for a period of one year to cover certain indemnification obligations of the Questica Holders.

The following is a summary of consideration paid and issued to each Acquired Company (in thousands):

	Cash Consideration	Stock Consideration		Contingent Consideration	Total	Adjusted Net Assets	Goodwill	Intangibles	Deferred Tax Liability
Bonfire	$51,068	$50,078	(1)	$325	$101,471	$3,639	$81,964	$22,668	$6,800
CityBase	64,261	41,560		48,410	154,231	782	119,741	48,155	14,447
eCivis	17,592	31,256		5,859	54,707	(1,788)	47,397	12,997	3,899
OpenCounter	10,958	17,455		-	28,413	(1,441)	22,524	10,471	3,141
Questica	44,494	31,000	(2)	9,311	84,805	3,652	57,479	33,821	10,147
Sherpa	5,105	1,000		1,898	8,003	1,066	3,497	4,914	1,474
Total	$193,478	$172,349		$65,803	$431,630	$5,910	$332,602	$133,026	$39,908

(1)  Includes $21.6 million of convertible stock consideration
(2)  Includes $31.0 million of convertible stock consideration

The following table represents the preliminary allocation of consideration to the assets acquired and liabilities assumed at their estimated acquisition-date fair values.
Accordingly, such allocations are considered preliminary and may change within the permissible measurement period, not to exceed one year. (in thousands):

	Bonfire	CityBase	eCivis	OpenCounter	Questica	Sherpa	Total
Cash	$4,641	$2,191	$136	$107	$6,763	$632	$14,470
Accounts receivable, net	323	1,018	720	46	1,257	587	3,951
Prepaid expense and other current assets	607	170	340	-	77	33	1,227
Fixed assets	118	500	56	29	182	2	887
Loan receivable - related party	-	175	-	-	-	-	175
Right of use assets	1,315	-	901	-	296	-	2,512
Other assets	369	783	30	-	1,061	-	2,243
Intangible assets	22,668	48,155	12,997	10,471	33,821	4,914	133,026
Goodwill	81,964	119,741	47,397	22,524	57,479	3,497	332,602
Accounts payable and accrued expenses	(1,084)	(1,191)	(582)	(124)	(911)	(188)	(4,080)
Contract liabilities	(1,221)	(816)	(1,635)	(484)	(2,774)	-	(6,930)
Lease liability - short term	(366)	-	-	-	(296)	-	(662)
Deferred tax liability	(6,800)	(14,447)	(3,899)	(3,141)	(10,147)	(1,474)	(39,908)
Other current liabilities	-	-	(3)	(491)	(767)	-	(1,261)
Finance lease obligations - current portion	-	(139)	-	-	-	-	(139)
Contract and other long-term liabilities	(60)	(1,646)	(56)	-	-	-	(1,762)
Finance lease obligation, less current portion	-	(262)	-	-	-	-	(262)
Long term debt	-	-	-	(525)	-	-	(525)
Lease liability - long term	(1,002)	-	(901)	-	-	-	(1,903)
Contingent consideration - pre-existing	-	-	(794)	-	(1,237)	-	(2,031)
Total consideration	$101,472	$154,232	$54,707	$28,412	$84,804	$8,003	$431,630

Transaction Costs

Transaction costs incurred by the Company associated with the Business Combination were $35.0 million for the Successor Period.

Unaudited Pro Forma Operating Results

The following unaudited pro forma combined financial information has been prepared as if the Business Combination and other related transactions had taken place on January 1, 2018.

The pro forma combined financial information has been included for comparative purposes and is not necessarily indicative of the results that might have actually occurred had the Business Combination taken place on January 1, 2018; furthermore, the financial information is not intended to be a projection of future results.

The following unaudited pro forma financial information presents results of operations as if the acquisition of the Acquired Companies had occurred on January 1, 2018 (in thousands):

		(Unaudited Pro Forma) (in thousands)
	Successor	Predecessor
	February 19, 2019 through March 31, 2019	January 1, 2019 through February 18, 2019	January 1, 2018 through March 31, 2018

Total revenues	$3,034	$4,928	$6,790
Net loss applicable to common stockholders	(40,052)	(1,713)	(1,923)